SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Schedule of classes of share capital

	As at December 31 2019	Movement	As at December 31 2020	Movement	As at December 31 2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Authorized, issued and fully paid:
Listed shares
- H shares	1,431,300	—	1,431,300	—	1,431,300
- A shares	5,652,237	—	5,652,237	—	5,652,237

Total	7,083,537	—	7,083,537	—	7,083,537